Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Cash (used in)/generated from operations	$ (811)	$ 2,818	$ 3,055
Income tax paid	(5)	(6)	(6)
Net cash (used in)/generated from operating activities	(816)	2,812	3,049
Cash flows from investing activities
Increase in restricted cash and cash equivalents	0	(2)	(2)
Purchases of property and equipment	(1,019)	(720)	(492)
Additions to investment properties	(8)	(16)	(16)
Purchases of intangible assets	(11)	(18)	(24)
Proceeds from disposal of property and equipment, investment properties and intangible assets	1	1	5
Interest received	13	40	16
Net cash used in investing activities	(1,024)	(715)	(513)
Cash flows from financing activities
Proceeds from exercise of share options	6	28	23
Proceeds from Senior Notes	1,496	0	5,500
Proceeds from bank loans	403	0	746
Repayments of bank loans	(404)	0	(5,083)
Dividends paid	(1,030)	(2,051)	(2,052)
Repayments of lease liabilities	(11)	(13)	(15)
Payments for deferred financing costs	(20)	(2)	(90)
Interest paid	(209)	(274)	(128)
Net cash from/(used in) financing activities	231	(2,312)	(1,099)
Net (decrease)/increase in cash and cash equivalents	(1,609)	(215)	1,437
Cash and cash equivalents at beginning of year	2,471	2,676	1,239
Effect of exchange rate on cash and cash equivalents	(1)	10	0
Cash and cash equivalents at end of year	$ 861	$ 2,471	$ 2,676